May 7, 2010
VIA EDGAR
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk

Re:	PROMOTORA DE INFORMACIONES, S.A. (FILE NO. 333-[ ]) REGISTRATION STATEMENT ON FORM F-4
Ladies & Gentlemen:
               On behalf of Promotora de Informaciones, S.A., a Spanish sociedad anónima (“Prisa”), I am submitting for filing Prisa’s Registration Statement on Form F-4 (the “Registration Statement”) relating to 157,131,048 Class A ordinary shares, nominal value €0.10 per share and to 75,400,088 Class B convertible non-voting shares, nominal value €0.1955034 per share, of Prisa to be issued in connection with the business combination contemplated by the Business Combination Agreement by and among Prisa, Liberty Acquisition Holdings Corp., a Delaware corporation and Liberty Virginia Acquisition Holdings Corp., a Virginia corporation, dated as of March 5, 2010, as amended. As indicated in the Registration Statement, Prisa expects to apply for listing of American Depositary Shares representing the securities on the New York Stock Exchange.
               I am submitting the Registration Statement electronically as provided in Item 101(a)(1)(i) of Regulation S-T.
* * * * *

Securities and Exchange Commission
May 7, 2010

               Please direct any questions concerning the Registration Statement to Nancy Greenbaum, Esq., at (212) 403-1339 and to the undersigned at (212) 403-1234.

Very truly yours,
/s/ Adam O. Emmerich
Attachment

Adam O. Emmerich